Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 750,335	$ 642,612
Allowance for credit losses	5,348	5,626
Net	744,987	636,986
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	493,160	437,327
United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	69,510	43,432
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	40,055	31,722
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	22,505	19,408
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	51,325	44,961
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	11,009	12,002
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	62,771	53,760
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	349,279	319,678
Allowance for credit losses	899	802
Net	348,380	318,876
Residential mortgages [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	302,486	280,169
Residential mortgages [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	13,080	9,826
Residential mortgages [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,719	2,894
Residential mortgages [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	19,441	17,176
Residential mortgages [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,910	2,222
Residential mortgages [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	8,643	7,391
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	99,431	91,540
Allowance for credit losses	2,137	2,341
Net	97,294	89,199
Loans to consumers [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	78,427	73,592
Loans to consumers [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,830	1,137
Loans to consumers [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,556	2,454
Loans to consumers [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,025	4,536
Loans to consumers [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,766	4,680
Loans to consumers [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,115	1,967
Loans to consumers [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,712	3,174
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	287,107	218,944
Allowance for credit losses	1,229	1,272
Net	285,878	217,672
Business and government [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	105,277	77,353
Business and government [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	66,680	42,295
Business and government [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	23,744	18,902
Business and government [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	12,819	11,511
Business and government [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	24,197	20,806
Business and government [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,541	6,205
Business and government [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	48,848	41,872
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,786	4,456
Allowance for credit losses	1,635	1,655
Net	3,151	2,801
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,054	1,090
Allowance for credit losses	440	446
Net	614	644
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		24
Allowance for credit losses		4
Net		20
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,020	758
Allowance for credit losses	294	269
Net	726	489
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	761	699
Allowance for credit losses	352	350
Net	409	349
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	740	512
Allowance for credit losses	202	180
Net	538	332
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	301	418
Allowance for credit losses	67	88
Net	234	330
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	910	955
Allowance for credit losses	280	318
Net	630	637
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,386	1,331
Allowance for credit losses	406	374
Net	980	957
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	848	833
Allowance for credit losses	551	626
Net	297	207
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,552	2,292
Allowance for credit losses	678	655
Net	$ 1,874	$ 1,637